Share Capital (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Jul. 15, 2022	Feb. 22, 2021	Feb. 19, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Proceeds from issuing common shares						$ 34,200
February 2021 Placement Agent Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued		8,614	57,427
Warrants exercise price			$ 45.31
Warrants expiration date			Feb. 17, 2026
Underwriter option [member]
IfrsStatementLineItems [Line Items]
Option to purchase common stock		123,058
Proceeds from issuing common shares		$ 4,461
February 2021 Financing [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuing common shares		34,200
Cash transaction costs		3,221
Warrant liability		$ 1,897
Public offering [member]
IfrsStatementLineItems [Line Items]
Option to purchase common stock			820,390
Share price			$ 36.25
Proceeds from issuing common shares			$ 29,739
Placement agent fees and other offering expenses			$ 2,837
Over allotment options [member]
IfrsStatementLineItems [Line Items]
Share price			$ 36.25
Option to purchase common stock			123,058
Shareholders and Board of Directors [Member]
IfrsStatementLineItems [Line Items]
Reverse stock split	1-for-25
Deferred Stock Units [Member]
IfrsStatementLineItems [Line Items]
Reverse stock split	1-for-25